UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Florida Insured Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield Florida Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
	Amount	Municipal Bonds	Value

District of Columbia - 0.8%	$ 1,000	Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT, Series A,
		5.25% due 10/01/2032 (f)	$ 1,009

Florida - 140.2%	1,300	Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)	1,320

	1,430	Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2027 (b)	1,463

	700	Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due 11/01/2020 (e)(f)	847

	2,000	Brevard County, Florida, Health Facilities Authority, Healthcare Facilities Revenue Bonds (Health
		First Inc. Project), 5% due 4/01/2036	1,947

	1,720	Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern
		University), 5% due 4/01/2031 (c)	1,773

	1,100	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90% due
		10/01/2039 (g)(h)	1,203

	1,000	Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B, 5% due 11/15/2027 (f)	1,029

	1,000	Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125% due 10/01/2026 (k)	1,040

	1,000	Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25% due 1/01/2036 (f)	1,047

	1,000	Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (k)	1,020

	975	Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT, Series C-1, 6.75% due
		8/01/2014 (b)	977

	1,540	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 11, 5.95%
		due 1/01/2032 (i)	1,561

	320	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
		Series 4, 6.25% due 7/01/2022 (i)	338

	1,000	Florida State Board of Education, Capital Outlay, GO, Public Education, Series B, 5% due 6/01/2031 (f)	1,020

	6,190	Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due 7/01/2010 (f)(l)	6,779

	1,000	Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility System), 5.125%
		due 10/01/2033 (b)	1,023

	1,860	Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation), Series B,
		5% due 7/01/2030	1,888

	1,250	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health
		System), Series C, 5.25% due 11/15/2036	1,262

	1,340	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1, 5.375% due
		10/01/2049 (g)(h)	1,404

	2,000	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project),
		Series A, 5.25% due 7/01/2037	1,976

Portfolio Abbreviations
To simplify the listings of BlackRock MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency

BlackRock MuniYield Florida Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 6,000	Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (k)(l)	$ 6,274

1,000	Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (k)	1,001

1,000	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
	(Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (k)	1,065

750	Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds
	(Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (k)	799

1,140	Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions
	Project), AMT, 5.50% due 10/01/2030 (a)	1,079

1,455	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, 5.25%
	due 10/01/2032 (f)	1,504

1,000	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series A-1,
	5.625% due 10/01/2039 (g)(h)	1,030

2,875	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center
	Project), 5% due 8/15/2037 (i)	2,925

1,225	Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due 11/01/2026 (k)	1,265

2,280	Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (k)	2,339

2,000	Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5% due 10/01/2028 (k)	2,033

1,000	Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (i)	1,058

2,285	Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)	2,444

1,800	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2,
	6% due 9/01/2040 (g)(h)	2,015

2,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due 4/01/2032 (b)	2,020

1,000	Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (f)	1,045

1,000	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90%
	due 9/01/2040 (g)(h)	1,085

1,000	Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (k)	1,022

1,000	Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (b)	1,023

2,000	Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (b)	2,117

6,300	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (i)	6,272

5,000	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
	Series A, 6% due 10/01/2024 (f)	5,261

2,000	Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami),
	Series A, 5.75% due 4/01/2010 (b)(l)	2,163

1,000	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5.25%
	due 7/01/2027 (f)	1,038

3,875	Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5% due
	7/01/2033 (f)	3,896

1,200	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT, Series A,
	5.55% due 10/01/2049 (g)(h)	1,280

1,655	Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A, 5.375%
	due 10/01/2030 (b)	1,745

BlackRock MuniYield Florida Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

Face
Amount	Municipal Bonds	Value

$ 2,000	Miami-Dade County, Florida, School Board, COP, Series A, 5.50% due 10/01/2009 (i)(l)	$ 2,110

1,865	Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (k)	1,960

4,375	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.186% due 10/01/2031 (k)(q)	1,269

5,735	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.203%
	due 10/01/2033 (k)(q)	1,487

4,765	Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Refunding
	Bonds (Rollins College Project), 5.50% due 12/01/2032 (b)	5,073

1,835	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional
	Healthcare), 6% due 12/01/2012 (l)	2,098

1,000	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125% due 1/01/2023 (f)	1,051

6,500	Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2009 (k)(l)	6,864

1,000	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (f)	999

2,190	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5%
	due 10/01/2029 (b)	2,232

4,000	Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
	due 7/01/2030 (b)	4,078

6,815	Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
	due 7/01/2035 (b)	6,928

1,100	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
	due 10/01/2027 (f)	1,170

1,500	Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due 6/01/2015 (f)	1,883

2,000	Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due 8/01/2021 (i)	2,133

5,000	Palm Beach County, Florida, School Board, COP, Series A, 6% due 8/01/2010 (f)(l)	5,486

2,470	Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2029 (f)	2,474

1,300	Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (i)	1,332

1,500	Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due 10/01/2022 (k)	1,593

1,000	Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due 10/01/2034 (b)	1,022

1,000	Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022 (f)	1,065

1,055	Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024 (k)	1,092

2,425	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2031 (i)	2,490

1,000	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (i)	1,027

1,400	Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2031 (b)	1,448

1,000	Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25% due 10/01/2034 (k)	1,047

1,430	South Florida Water Management District, COP, 5% due 10/01/2036 (b)	1,419

1,000	South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 5.80% due
	10/01/2034	1,018

2,820	University of Central Florida, COP (UCF Convocation Center), Series A, 5% due 10/01/2035 (f)	2,803

2,280	University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
	due 10/01/2034 (f)	2,308

1,500	University of North Florida, Capital Improvement Revenue Bonds (Housing Project), 5% due
	11/01/2032 (f)	1,506

BlackRock MuniYield Florida Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
Amount		Municipal Bonds	Value

$ 1,640		Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A,
		5.375% due 11/01/2034 (k)	$ 1,734

	1,000	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A,
		5.125% due 11/01/2036 (k)	1,033

	2,585	Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%
		due 10/01/2023 (k)	2,771

	4,030	Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
		due 10/01/2028 (k)	4,166

	1,000	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A,
		5% due 6/01/2025 (d)	1,034

	1,000	Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A,
		5% due 6/01/2035 (d)	1,014

Puerto Rico - 2.6%	1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037	992

	1,000	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I,
		5% due 7/01/2036 (p)	970

	1,145	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E,
		5.70% due 2/01/2010 (l)	1,217

		Total Municipal Bonds (Cost - $169,082) - 143.6%	174,120

Municipal Bonds Transferred to Tender Option Bond Trusts (n)

Florida - 14.4%	3,300	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT,
		Series A, 5% due 10/01/2040 (o)	3,145

	6,960	Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Miami Children's
		Hospital), Series A, 5.625% due 8/15/2018 (b)	7,736

	2,000	Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25% due 2/01/2026 (f)	2,040

	4,000	South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due 5/01/2032 (k)	4,503

Puerto Rico - 6.4%	7,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series A, 5.375% due
		8/01/2011 (k)(l)	7,753

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $24,109) - 20.8%	25,177

	Shares
	Held	Short-Term Securities

	3,354	CMA Florida Municipal Money Fund, 2.12% (j)(m)	3,354

		Total Short-Term Securities (Cost - $3,354) - 2.8%	3,354

		Total Investments (Cost - $196,545*) - 167.2%	202,651
		Other Assets Less Liabilities - 2.0%	2,465
		Liability for Trust Certificates, Including Interest Expense Payable - (9.8%)	(11,843)
		Preferred Shares, at Redemption Value - (59.4%)	(72,025)

		Net Assets Applicable to Common Shares - 100.0%	$ 121,248

BlackRock MuniYield Florida Insured Fund
Schedule of Investments as of January 31, 2008 (Unaudited)		(in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 185,177

Gross unrealized appreciation	$ 7,005
Gross unrealized depreciation	(1,211)

Net unrealized appreciation	$ 5,794

(a)	ACA Insured.

(b)	AMBAC Insured.

(c)	Assured Guaranty Insured.

(d)	CIFG Insured.

(e)	Escrowed to maturity.

(f)	FGIC Insured.

(g)	FHLMC Collateralized.

(h)	FNMA/GNMA Collateralized.

(i)	FSA Insured.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	1,509	$13

(k)	MBIA Insured.

(l)	Prerefunded.

(m)	Represents the current yield as of January 31, 2008.

(n)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(o)	XL Capital Insured.

(p)	Commonwealth Guaranteed.

(q)	Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Florida Insured Fund

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniYield Florida Insured Fund

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniYield Florida Insured Fund

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Florida Insured Fund

Date: March 24, 2008